Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Fair Value of Options Granted Measured at Date of Grant Using Black-Scholes Model

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate (1)	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.0%

(1)	The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%